Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 92.68%

CORPORATE BONDS 37.81%

Banking 4.93%

Banco del Estado de Chile (Chile)†(a)	2.704%	1/9/2025		$700	$654,682
Banco do Brasil SA†	4.625%	1/15/2025		974	949,893
Banco Internacional del Peru SAA Interbank (Peru)†(a)	3.25%	10/4/2026		590	523,405
Banco Internacional del Peru SAA Interbank (Peru)†(a)	3.375%	1/18/2023		970	925,133
Bangkok Bank plc (Hong Kong)†(a)	3.733%(5 Yr Treasury CMT + 1.90%)#	9/25/2034		600	536,234
Bank Leumi Le-Israel BM (Israel)†(a)	3.275%(5 Yr Treasury CMT + 1.63%)#	1/29/2031		200	186,046
Itau Unibanco Holding SA†	4.50%(5 Yr Treasury CMT + 2.82%)#	11/21/2029		550	501,875
NBK Tier 1 Financing 2 Ltd. (Armenia)†(a)	4.50%(6 Yr Swap rate + 2.83%)#	—	(b)	500	472,500
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	6.125%	2/7/2022		1,780	1,844,913
Turkiye Garanti Bankasi AS (Turkey)†(a)	5.875%	3/16/2023		1,516	1,412,403
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	5.25%	2/5/2025		228	192,158
Vnesheconombank via VEB Finance plc (Ireland)†(a)	6.80%	11/22/2025		680	722,636
Total					8,921,878

Brokerage 0.19%

Turkiye Sinai Kalkinma Bankasi AS (Turkey)†(a)	6.00%	1/23/2025		400	345,580

Building & Construction 0.66%

Dianjian Haiyu Ltd. (China)(a)	3.50%(5 Yr Swap rate + 6.77%)#	—	(b)	1,221	1,190,423

Chemicals 1.97%

CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	3.875%	6/19/2029		580	604,175
CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	4.125%	7/19/2027		1,130	1,173,658
OCP SA (Morocco)†(a)	6.875%	4/25/2044		500	548,750
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	4.25%	1/22/2050		400	312,260
Yingde Gases Investment Ltd. (Hong Kong)†(a)	6.25%	1/19/2023		1,000	922,376
Total					3,561,219

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Distribution/Transportation 1.09%

OmGrid Funding Ltd.†	5.196%	5/16/2027	$1,460	$1,076,429
Perusahaan Listrik Negara PT (Indonesia)†(a)	4.125%	5/15/2027	930	904,106
Total				1,980,535

Electric: Generation 0.46%

Greenko Solar Mauritius Ltd. (Mauritius)†(a)	5.95%	7/29/2026	1,000	829,754

Electric: Integrated 3.78%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	4.00%	10/3/2049	500	461,280
Centrais Eletricas Brasileiras SA (Brazil)†(a)	3.625%	2/4/2025	600	534,306
Empresas Publicas de Medellin ESP (Colombia)†(a)	4.25%	7/18/2029	400	344,417
Enel Chile SA (Chile)(a)	4.875%	6/12/2028	1,170	1,163,615
Eskom Holdings SOC Ltd. (South Africa)†(a)	5.75%	1/26/2021	1,685	1,440,675
Eskom Holdings SOC Ltd. (South Africa)†(a)	6.35%	8/10/2028	500	428,500
Eskom Holdings SOC Ltd. (South Africa)†(a)	7.125%	2/11/2025	1,475	1,062,581
Perusahaan Listrik Negara PT (Indonesia)†(a)	4.875%	7/17/2049	1,450	1,399,692
Total				6,835,066

Energy: Exploration & Production 2.95%

Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(a)	6.375%	6/1/2028	1,100	743,105
KazMunayGas National Co. JSC (Kazakhstan)†(a)	4.75%	4/19/2027	1,100	1,059,093
KazMunayGas National Co. JSC (Kazakhstan)(a)	5.75%	4/19/2047	500	499,204
KazMunayGas National Co. JSC (Kazakhstan)†(a)	6.375%	10/24/2048	1,071	1,065,110
KazTransGas JSC (Kazakhstan)†(a)	4.375%	9/26/2027	1,800	1,616,328
PTTEP Treasury Center Co. Ltd. (Thailand)†(a)	3.903%	12/6/2059	361	349,300
Total				5,332,140

Food: Wholesale 1.75%

Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022	1,160	1,002,959
MHP Lux SA (Luxembourg)†(a)	6.25%	9/19/2029	1,500	1,185,000
MHP Lux SA (Luxembourg)†(a)	6.95%	4/3/2026	1,199	972,844
Total				3,160,803

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Foreign Sovereign 0.80%

Petroleos Mexicanos(c)	4.875%	2/21/2028	EUR	750	$603,838
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan)†(a)	5.625%	12/5/2022		$890	834,916
Total					1,438,754

Forestry/Paper 0.53%

Klabin Austria GmbH (Austria)†(a)	5.75%	4/3/2029		1,050	958,188

Gas Distribution 0.77%

Southern Gas Corridor CJSC (Azerbaijan)†(a)	6.875%	3/24/2026		1,355	1,389,796

Integrated Energy 7.24%

Ecopetrol SA (Colombia)(a)	7.375%	9/18/2043		490	499,312
Gazprom PJSC Via Gaz Capital SA (Luxembourg)†(a)	4.95%	2/6/2028		2,290	2,394,875
Lukoil International Finance BV (Netherlands)†(a)	4.75%	11/2/2026		940	956,226
Pertamina Persero PT (Indonesia)†(a)	3.10%	1/21/2030		900	800,941
Pertamina Persero PT (Indonesia)†(a)	4.175%	1/21/2050		900	777,430
Pertamina Persero PT (Indonesia)†(a)	4.30%	5/20/2023		730	729,972
Pertamina Persero PT (Indonesia)†(a)	4.70%	7/30/2049		300	281,773
Pertamina Persero PT (Indonesia)†(a)	5.625%	5/20/2043		630	642,516
Petroleos Mexicanos (Mexico)(a)	4.875%	1/18/2024		905	716,086
Petroleos Mexicanos (Mexico)(a)	5.35%	2/12/2028		3,857	2,694,278
Petroleos Mexicanos (Mexico)(a)	6.75%	9/21/2047		1,588	1,031,716
Saudi Arabian Oil Co. (Saudi Arabia)(a)	3.50%	4/16/2029		600	593,826
Sinopec Group Overseas Development Ltd. (China)†(a)	3.625%	4/12/2027		930	982,099
Total					13,101,050

Investments & Miscellaneous Financial Services 2.69%

AI Candelaria Spain SLU (Spain)†(a)	7.50%	12/15/2028		650	486,553
Charming Light Investments Ltd.	4.375%	12/21/2027		780	850,805
China Cinda Finance 2017 I Ltd.	4.75%	2/8/2028		1,205	1,352,209
Chinalco Capital Holdings Ltd.	4.00%	8/25/2021		1,030	997,782
MDGH - GMTN BV (Netherlands)†(a)	3.70%	11/7/2049		1,000	926,129
Power Finance Corp. Ltd. (India)†(a)	3.95%	4/23/2030		300	254,205
Total					4,867,683

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Diversified 0.43%

Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	1/22/2030	$600	$515,850
Prosus NV (Netherlands)†(a)	3.68%	1/21/2030	280	254,328
Total				770,178

Metals/Mining (Excluding Steel) 0.27%

Corp. Nacional del Cobre de Chile (Chile)†(a)	4.375%	2/5/2049	500	484,399

Oil Field Equipment & Services 0.56%

State Oil Co. of the Azerbaijan Republic (Azerbaijan)(a)	4.75%	3/13/2023	740	723,218
State Oil Co. of the Azerbaijan Republic (Azerbaijan)(a)	6.95%	3/18/2030	290	290,725
Total				1,013,943

Oil Refining & Marketing 1.42%

Citgo Holding, Inc.†	9.25%	8/1/2024	208	171,080
Empresa Nacional del Petroleo (Chile)†(a)	4.50%	9/14/2047	1,200	958,092
Saudi Arabian Oil Co. (Saudi Arabia)†(a)	4.375%	4/16/2049	925	923,606
Thaioil Treasury Center Co. Ltd. (Thailand)†(a)	3.50%	10/17/2049	600	523,806
Total				2,576,584

Rail 0.95%

China Railway Xunjie Co. Ltd. (China)(a)	3.25%	7/28/2026	1,038	1,094,565
Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%	7/10/2042	600	627,000
Total				1,721,565

Real Estate Development & Management 0.77%

Kaisa Group Holdings Ltd. (China)†(a)	11.95%	10/22/2022	550	477,367
Ronshine China Holdings Ltd. (China)(a)	8.75%	10/25/2022	400	376,981
Sunac China Holdings Ltd. (China)(a)	7.875%	2/15/2022	560	537,600
Total				1,391,948

Sovereign 1.11%

CBB International Sukuk Co. 6 Spc (Bahrain)†(a)	5.25%	3/20/2025	2,150	2,009,175

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail 0.34%

JD.com, Inc. (China)(a)	4.125%	1/14/2050	$600	$615,668

Steel Producers/Products 0.21%

POSCO (South Korea)†(a)	2.50%	1/17/2025	400	388,212

Telecommunications: Wireline Integrated & Services 0.57%

Oztel Holdings SPC Ltd. (United Arab Emirates)†(a)	6.625%	4/24/2028	1,410	1,026,362

Transportation (Excluding Air/Rail) 0.56%

DP World Crescent Ltd.	3.875%	7/18/2029	1,200	1,011,600

Transportation: Infrastructure/Services 0.81%

Aeropuerto Internacional de Tocumen SA (Panama)†(a)	5.625%	5/18/2036	1,016	1,041,410
Transnet SOC Ltd. (South Africa)†(a)	4.00%	7/26/2022	435	414,874
Total				1,456,284
Total Corporate Bonds (cost $75,956,398)				68,378,787

FOREIGN GOVERNMENT OBLIGATIONS 54.87%

Angola 0.75%

Republic of Angola†(a)	8.25%	5/9/2028	1,760	733,153
Republic Of Angola†(a)	9.125%	11/26/2049	700	283,976
Republic of Angola†(a)	9.50%	11/12/2025	790	340,388
Total				1,357,517

Argentina 1.19%

Province of Santa Fe†(a)	6.90%	11/1/2027	550	291,500
Provincia of Neuquen†(a)	7.50%	4/27/2025	1,040	665,600
Republic of Argentina(a)	5.875%	1/11/2028	1,000	273,510
Republic of Argentina(a)	8.28%	12/31/2033	2,563	921,819
Total				2,152,429

Bahamas 0.71%

Commonwealth of Bahamas†(a)	5.75%	1/16/2024	1,373	1,276,904

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Bahrain 0.61%

Bahrain Government International Bond†(a)	6.00%	9/19/2044		$500	$386,219
Bahrain Government International Bond†(a)	6.75%	9/20/2029		800	718,632
Total					1,104,851

Benin 0.26%

Benin Government International Bond†(c)	5.75%	3/26/2026	EUR	500	464,759

Brazil 1.51%

Brazilian Government International Bond(a)	4.50%	5/30/2029		$400	412,220
Brazilian Government International Bond(a)	4.75%	1/14/2050		1,406	1,298,511
Federal Republic of Brazil(a)	4.625%	1/13/2028		562	600,778
Federal Republic of Brazil(a)	5.00%	1/27/2045		436	417,470
Total					2,728,979

Colombia 2.49%

Republic of Colombia(a)	3.875%	4/25/2027		2,010	2,003,050
Republic of Colombia(a)	5.00%	6/15/2045		2,410	2,494,350
Total					4,497,400

Costa Rica 1.40%

Costa Rica Government†(a)	4.25%	1/26/2023		818	737,218
Costa Rica Government†(a)	4.375%	4/30/2025		905	752,277
Costa Rica Government†(a)	5.625%	4/30/2043		1,420	1,037,033
Total					2,526,528

Dominican Republic 2.47%

Dominican Republic†(a)	6.40%	6/5/2049		1,600	1,424,488
Dominican Republic†(a)	5.95%	1/25/2027		2,750	2,623,369
Dominican Republic International Bond†(a)	5.875%	1/30/2060		500	426,250
Total					4,474,107

Ecuador 0.84%

Ecuador Government International Bond†(a)	9.65%	12/13/2026		1,600	424,000
Republic of Ecuador†(a)	7.875%	1/23/2028		2,400	682,128
Republic of Ecuador†(a)	9.50%	3/27/2030		1,350	405,000
Total					1,511,128

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Egypt 3.19%

Egypt Government International Bond†(a)	8.15%	11/20/2059	$500	$410,020
Republic of Egypt†(a)	4.55%	11/20/2023	640	569,952
Republic of Egypt†(a)	6.125%	1/31/2022	1,220	1,179,216
Republic of Egypt†(a)	6.588%	2/21/2028	3,005	2,573,031
Republic of Egypt†(a)	7.903%	2/21/2048	1,270	1,036,630
Total				5,768,849

El Salvador 0.96%

Republic of EI Salvador†(a)	6.375%	1/18/2027	1,500	1,325,314
Republic of EI Salvador†(a)	7.125%	1/20/2050	520	405,080
Total				1,730,394

Ghana 0.46%

Ghana Government International Bond†(a)	6.375%	2/11/2027	495	365,063
Republic of Ghana(a)	7.875%	3/26/2027	625	465,828
Total				830,891

Guatemala 1.34%

Republic of Guatemala†(a)	4.375%	6/5/2027	1,125	1,089,610
Republic of Guatemala†(a)	4.90%	6/1/2030	750	724,532
Republic of Guatemala†(a)	6.125%	6/1/2050	600	601,689
Total				2,415,831

Indonesia 1.59%

Indonesia Government International Bond(a)	3.70%	10/30/2049	500	501,024
Indonesia Government International Bond(a)	4.10%	4/24/2028	930	952,581
Republic of Indonesia(a)	4.75%	2/11/2029	500	543,865
Republic of Indonesia†(a)	4.75%	1/8/2026	835	885,787
Total				2,883,257

Israel 0.27%

State of Israel(a)	3.375%	1/15/2050	500	487,500

Ivory Coast 1.34%

Ivory Coast Bond†(a)	6.375%	3/3/2028	2,640	2,432,441

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Kazakhstan 1.08%

Republic of Kazakhstan†(c)	1.50%	9/30/2034	EUR	500	$487,040
Republic of Kazakhstan†(a)	3.875%	10/14/2024		$422	431,917
Republic of Kazakhstan†(a)	4.875%	10/14/2044		915	1,035,941
Total					1,954,898

Kenya 1.64%

Republic of Kenya†(a)	7.00%	5/22/2027		1,050	973,875
Republic of Kenya†(a)	7.25%	2/28/2028		1,261	1,179,116
Republic of Kenya†(a)	8.25%	2/28/2048		874	811,146
Total					2,964,137

Lebanon 0.21%

Republic of Lebanon(a)(d)	6.65%	2/26/2030		1,948	374,016

Mexico 1.54%

United Maxican States(a)	4.50%	1/31/2050		2,810	2,794,573

Mongolia 0.66%

Development Bank of Mongolia LLC†(a)	7.25%	10/23/2023		422	365,015
Republic of Mongolia†(a)	5.125%	12/5/2022		930	836,947
Total					1,201,962

Nigeria 2.26%

Nigeria Government International Bond(a)	7.875%	2/16/2032		450	318,375
Republic of Nigeria†(a)	6.375%	7/12/2023		926	774,043
Republic of Nigeria†(a)	6.50%	11/28/2027		3,073	2,150,584
Republic of Nigeria†(a)	9.248%	1/21/2049		1,174	835,596
Total					4,078,598

Oman 1.51%

Oman Government International Bond†(a)	4.75%	6/15/2026		2,309	1,661,325
Oman Government International Bond†(a)	6.75%	1/17/2048		1,600	1,068,000
Total					2,729,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pakistan 1.18%

Pakistan Government International Bond†(a)	8.25%	4/15/2024	$1,361	$1,210,814
Republic of Pakistan†(a)	6.875%	12/5/2027	1,100	919,325
Total				2,130,139

Panama 0.21%

Panama Government International Bond(a)	3.87%	7/23/2060	385	386,347

Paraguay 1.43%

Republic of Paraguay†(a)	4.70%	3/27/2027	1,040	1,060,810
Republic of Paraguay†(a)	5.40%	3/30/2050	1,500	1,530,015
Total				2,590,825

Peru 0.29%

Republic of Peru(a)	2.844%	6/20/2030	500	532,271

Qatar 3.56%

Qatar Government International Bond†(a)	4.00%	3/14/2029	650	697,834
State of Qatar†(a)	3.375%	3/14/2024	1,300	1,326,942
State of Qatar†(a)	4.817%	3/14/2049	784	927,204
State of Qatar†(a)	3.25%	6/2/2026	2,940	2,984,676
State of Qatar†(a)	5.103%	4/23/2048	411	500,401
Total				6,437,057

Russia 1.54%

Russian Federation†(a)	4.25%	6/23/2027	800	840,344
Russian Federation†(a)	5.25%	6/23/2047	1,600	1,943,680
Total				2,784,024

Saudi Arabia 2.51%

Saudi Government International Bond†(a)	2.50%	2/3/2027	500	480,739
Saudi International Bond†(a)	3.25%	10/26/2026	961	963,297
Saudi International Bond†(a)	3.625%	3/4/2028	1,200	1,224,000
Saudi International Bond†(a)	5.00%	4/17/2049	1,723	1,868,482
Total				4,536,518

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Senegal 1.19%

Republic of Senegal†(a)	6.25%		5/23/2033	$1,528	$1,381,526
Republic of Senegal†(a)	6.25%		7/30/2024	817	769,598
Total					2,151,124

South Africa 1.30%

Republic of South Africa(a)	4.30%		10/12/2028	2,400	1,978,814
Republic of South Africa(a)	5.75%		9/30/2049	500	364,990
Total					2,343,804

Sri Lanka 1.57%

Republic of Sri Lanka†(a)	7.85%		3/14/2029	650	390,023
Republic of Sri Lanka†(a)	5.75%		4/18/2023	1,531	1,086,909
Republic of Sri Lanka†(a)	5.875%		7/25/2022	570	393,300
Republic of Sri Lanka†(a)	6.25%		10/4/2020	888	657,120
Republic of Sri Lanka†(a)	7.55%		3/28/2030	550	313,519
Total					2,840,871

Turkey 4.23%

Republic of Turkey(a)	3.25%		3/23/2023	1,625	1,457,129
Republic of Turkey(a)	4.25%		4/14/2026	1,488	1,244,340
Republic of Turkey(a)	5.25%		3/13/2030	445	361,749
Republic of Turkey(a)	5.625%		3/30/2021	1,451	1,444,830
Republic of Turkey(a)	5.75%		5/11/2047	1,250	925,269
Republic of Turkey(a)	7.00%		6/5/2020	725	726,496
Turkey Government International Bond(a)	6.625%		2/17/2045	500	412,943
Turkiye Ihracat Kredi Bankasi AS†(a)	4.25%		9/18/2022	525	462,000
Turkiye Ihracat Kredi Bankasi AS†(a)	5.375%		2/8/2021	200	197,418
Turkiye Ihracat Kredi Bankasi AS†(a)	8.25%		1/24/2024	450	425,850
Total					7,658,024

Ukraine 3.12%

Ukraine Government(a)	Zero Coupon	#(e)	5/31/2040	1,565	1,159,039
Ukraine Government†(a)	7.375%		9/25/2032	2,884	2,631,676
Ukraine Government†(a)	7.75%		9/1/2021	550	531,140
Ukraine Government†(a)	8.994%		2/1/2024	1,420	1,319,646
Total					5,641,501

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
United Arab Emirates 0.90%

Abu Dhabi Government International Bond†(a)	2.50%	9/30/2029	$1,100	$1,072,993
Abu Dhabi Government International Bond†(a)	3.125%	9/30/2049	600	561,000
Total				1,633,993

Uruguay 0.72%

Republic of Uruguay(a)	4.975%	4/20/2055	1,136	1,298,238

Uzbekistan 0.66%

Republic of Uzbekistan†(a)	4.75%	2/20/2024	1,200	1,186,621

Vietnam 0.18%

Socialist Republic of Vietnam†(a)	4.80%	11/19/2024	328	332,900
Total Foreign Government Obligations (cost $115,358,692)				99,225,531
Total Long-Term Investments (cost $191,315,090)				167,604,318

SHORT-TERM INVESTMENT 4.26%

REPURCHASE AGREEMENT

Repurchase Agreement dated 3/31/2020, 0.00% due 4/1/2020 with Fixed Income Clearing Corp. collateralized by $7,485,000 of U.S. Treasury Note at .125% due 4/15/2022; value: $7,849,602; proceeds: $7,693,530 (cost $7,693,530)			7,694	7,693,530
Total Investments in Securities 96.94% (cost $199,008,620)				175,297,848
Cash, Foreign Cash and Other Assets in Excess Liabilities(f) 3.06%				5,542,587
Net Assets 100.00%				$180,840,435

EUR	Euro.
CMT	Constant Maturity Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2020, the total value of Rule 144A securities was $121,831,109, which represents 67.37% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2020.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is perpetual in nature and has no stated maturity.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Defaulted (non-income producing security).
(e)	Variable Rate is fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(f)	Cash, Foreign Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND March 31, 2020

Credit Default Swaps on Issuer – Sell Protection at March 31, 2020(1):

Referenced Issuer	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Petroleos Mexicanos(5)	Citibank	1.00%	12/20/2024	$1,000,000	$969,358	$(30,980)	$338	$(30,642)
Petroleos Mexicanos(5)	Citibank	1.00%	6/20/2020	905,000	890,723	(796)	(13,481)	(14,277)
						$(31,776)	$(13,143)	$(44,919)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Issuer amounted to $338. Total unrealized depreciation on Credit Default Swaps on Issuer amounted to $(13,481).
(4)	Includes upfront payments received.
(5)	Moody’s Credit Rating: Baa3.

Open Forward Foreign Currency Exchange Contracts at March 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Morgan Stanley	5/12/2020	142,000	$153,881	$156,853	$2,972

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Barclays Bank plc	5/12/2020	175,000	$194,934	$193,305	$(1,629)
Euro	Buy	Morgan Stanley	5/12/2020	139,000	155,951	153,540	(2,411)
Euro	Sell	State Street Bank and Trust	5/12/2020	1,900,000	2,084,626	2,098,742	(14,116)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(18,156)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS BOND FUND March 31, 2020

Open Futures Contracts at March 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Appreciation
Euro- Bobl	June 2020	9	Short	EUR	(1,571,290)	EUR	(1,552,590)	$20,624
U.S. 2-Year Treasury Note	June 2020	80	Long		$17,458,053		$17,630,625	172,572
U.S. Long Bond	June 2020	121	Long		20,267,282		21,666,562	1,399,280
Total Unrealized Appreciation on Open Futures Contracts								$1,592,476

Type	Expiration	Contracts	Position	Notional Amount		Notional Value		Unrealized Depreciation
Euro- Bobl	June 2020	2	Long	EUR	272,004	EUR	270,420	$(1,747)
U.S. 10-Year Ultra Treasury Bond	June 2020	76	Short		$(11,312,551)		$(11,858,375)	(545,824)
U.S. 5-Year Treasury Note	June 2020	9	Short		(1,093,976)		(1,128,234)	(34,258)
U.S. Ultra Treasury Bond	June 2020	20	Short		(4,030,499)		(4,437,500)	(407,001)
Total Unrealized Depreciation on Open Futures Contracts								$(988,830)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$—	$68,378,787	$—	$68,378,787
Foreign Government Obligations	—	99,225,531	—	99,225,531
Short-Term Investment
Repurchase Agreement	—	7,693,530	—	7,693,530
Total	$—	$175,297,848	$—	$175,297,848
Other Financial Instruments
Credit Default Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(44,919)	—	(44,919)
Forward Foreign Currency Exchange Contracts
Assets	—	2,972	—	2,972
Liabilities	—	(18,156)	—	(18,156)
Futures Contracts
Assets	1,592,476	—	—	1,592,476
Liabilities	(988,830)	—	—	(988,830)
Total	$603,646	$(60,103)	$—	$543,543

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2020

Investments				Shares (000)		Fair Value
LONG-TERM INVESTMENTS 95.92%

COMMON STOCK 0.02%

Metals & Minerals: Miscellaneous

Vedanta Ltd. ADR (cost $57,261)					3	$10,043

	Interest Rate	Maturity Date		Principal Amount (000)
CONVERTIBLE BONDS 0.55%

Technology 0.33%

Trip.com Group Ltd. (China)(a)	1.00%	7/1/2020			$95	92,853
Weibo Corp. (China)(a)	1.25%	11/15/2022			98	83,301
Total						176,154

Telecommunications 0.22%

GDS Holdings Ltd. (China)(a)	2.00%	6/1/2025			90	116,983
Total Convertible Bonds (cost $283,410)						293,137

CORPORATE BONDS 93.50%

Air Transportation 0.30%

Latam Finance Ltd.†	7.00%	3/1/2026			200	92,205
Transportes Aereos Portugueses SA†(b)	5.625%	12/2/2024		EUR	100	66,741
Total						158,946

Auto Parts: Original Equipment 0.28%

Nemak SAB de CV (Mexico)†(a)	4.75%	1/23/2025			$200	150,994

Banks: Regional 19.04%

ADCB Finance Cayman Ltd.†	4.00%	3/29/2023			200	198,207
Akbank T.A.S. (Turkey)†(a)	5.00%	10/24/2022			450	407,833
Akbank T.A.S. (Turkey)†(a)	6.797%(5 Yr Swap rate + 4.03%)#	4/27/2028			300	235,500
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)(a)	6.95%(5 Yr Treasury CMT + 4.57%)#	—	(c)		250	215,676
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(a)	7.75%	4/28/2021			200	205,642

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)

Banco BBVA Peru SA (Peru)(a)	5.00%	8/26/2022		$200	$199,689
Banco de Bogota SA (Colombia)†(a)	6.25%	5/12/2026		300	286,187
Banco de Credito e Inversiones SA (Chile)†(a)	3.50%	10/12/2027		200	190,665
Banco del Estado de Chile (Chile)†(a)	2.704%	1/9/2025		200	187,052
Banco do Brasil SA†	4.625%	1/15/2025		400	390,100
Banco Internacional del Peru SAA Interbank (Peru)†(a)	3.25%	10/4/2026		230	204,039
Banco Mercantil del Norte SA†	7.625%(10 Yr Treasury CMT + 5.35%)#	—	(c)	200	153,565
Banco Santander Chile (Chile)†(a)	2.70%	1/10/2025		200	192,790
Bancolombia SA (Colombia)(a)	3.00%	1/29/2025		200	179,952
Bancolombia SA (Colombia)(a)	4.625%(5 Yr Treasury CMT + 2.94%)#	12/18/2029		200	176,500
Bangkok Bank plc (Hong Kong)†(a)	3.733%(5 Yr Treasury CMT + 1.90%)#	9/25/2034		200	178,745
Bangkok Bank plc (Hong Kong)†(a)	5.00%	10/3/2023		200	219,583
Banistmo SA (Panama)†(a)	3.65%	9/19/2022		400	370,626
Bank Leumi Le-Israel BM (Israel)†(a)	3.275%(5 Yr Treasury CMT + 1.63%)#	1/29/2031		200	186,046
Bank of China Hong Kong Ltd. (Hong Kong)†(a)	5.90%(5 Yr Treasury CMT + 3.04%)#	—	(c)	400	413,977
Bank of China Ltd. (China)†(a)	5.00%	11/13/2024		400	423,955
BBVA Bancomer SA†	4.375%	4/10/2024		300	299,263
BBVA Bancomer SA†	5.125%(5 Yr Treasury CMT + 2.65%)#	1/18/2033		450	376,009
Global Bank Corp. (Panama)†(a)	5.25%(3 Mo. LIBOR + 3.30%)#	4/16/2029		540	526,500
Itau Unibanco Holding SA†	4.50%(5 Yr Treasury CMT + 2.82%)#	11/21/2029		250	228,125
Itau Unibanco Holding SA/Cayman Island†	4.625%(5 Yr Treasury CMT + 3.22%)#	—	(c)	250	205,125
KEB Hana Bank (South Korea)†(a)	4.375%	9/30/2024		200	213,121
NBK SPC Ltd. (United Arab Emirates)†(a)	2.75%	5/30/2022		200	197,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banks: Regional (continued)

NBK Tier 1 Financing 2 Ltd. (United Arab Emirates)†(a)	4.50%(6 Yr Swap rate + 2.83%)#	—	(c)	$300	$283,500
QNB Finansbank AS (Turkey)†(a)	4.875%	5/19/2022		200	186,894
QNB Finansbank AS (Turkey)†(a)	6.875%	9/7/2024		400	371,076
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	5.25%	5/23/2023		450	447,304
Sberbank of Russia Via SB Capital SA (Luxembourg)†(a)	6.125%	2/7/2022		200	207,294
Turkiye Garanti Bankasi AS (Turkey)†(a)	6.125%(5 Yr Swap rate + 4.22%)#	5/24/2027		250	200,000
Turkiye Sinai Kalkinma Bankasi AS (Turkey)†(a)	6.00%	1/23/2025		200	172,790
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	5.25%	2/5/2025		200	168,560
Turkiye Vakiflar Bankasi TAO (Turkey)†(a)	6.00%	11/1/2022		450	408,037
Woori Bank (South Korea)†(a)	4.75%	4/30/2024		400	426,139
Total					10,133,829

Building Materials 0.61%

Cemex SAB de CV (Mexico)†(a)	5.45%	11/19/2029		400	326,100

Business Services 1.80%

Adani Ports & Special Economic Zone Ltd. (India)†(a)	4.375%	7/3/2029		400	346,069
Autopistas del Sol SA (Costa Rica)†(a)	7.375%	12/30/2030		183	167,741
DP World plc (United Arab Emirates)†(a)	4.70%	9/30/2049		200	155,500
DP World plc (United Arab Emirates)†(a)	6.85%	7/2/2037		300	288,600
Total					957,910

Chemicals 3.23%

CNAC HK Finbridge Co. Ltd. (Hong Kong)(a)	4.125%	7/19/2027		200	207,727
Equate Petrochemical BV (Netherlands)†(a)	3.00%	3/3/2022		200	192,899
OCP SA (Morocco)†(a)	6.875%	4/25/2044		200	219,500
Orbia Advance Corp. SAB de CV (Mexico)†(a)	5.50%	1/15/2048		200	175,463
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(a)	3.949%	4/24/2023		200	198,880
SABIC Capital II BV (Netherlands)†(a)	4.00%	10/10/2023		200	199,197
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	4.25%	1/22/2050		200	156,130
Yingde Gases Investment Ltd. (Hong Kong)†(a)	6.25%	1/19/2023		400	368,951
Total					1,718,747

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Coal 0.25%

Indika Energy Capital III Pte Ltd. (Singapore)†(a)	5.875%	11/9/2024	$200	$135,921

Computer Hardware 0.32%

HT Global IT Solutions Holdings Ltd. (Mauritius)†(a)	7.00%	7/14/2021	200	173,000

Computer Software 0.34%
Marble II Pte Ltd. (Singapore)†(a)	5.30%	6/20/2022	200	179,786

Containers 0.35%
Klabin Austria GmbH (Austria)†(a)	7.00%	4/3/2049	200	184,800

Diversified 1.09%

CK Hutchison International 17 Ltd. (Hong Kong)†(a)	3.50%	4/5/2027	200	210,782
KOC Holding AS (Turkey)†(a)	5.25%	3/15/2023	400	369,908
Total				580,690

Drugs 1.65%

Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	2.80%	7/21/2023	250	229,686
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	3.15%	10/1/2026	470	399,465
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(a)	6.00%	4/15/2024	250	247,186
Total				876,337

Electric: Power 11.83%

Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	3.625%	1/12/2023	200	199,053
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	4.00%	10/3/2049	200	184,512
Abu Dhabi National Energy Co. PJSC (United Arab Emirates)†(a)	4.875%	4/23/2030	400	418,572
Acwa Power Management & Investments One Ltd. (Saudi Arabia)†(a)	5.95%	12/15/2039	200	182,000
Adani Transmission Ltd. (India)†(a)	4.00%	8/3/2026	600	532,447
Celeo Redes Operacion Chile SA (Chile)†(a)	5.20%	6/22/2047	391	382,810
Cemig Geracao e Transmissao SA (Brazil)†(a)	9.25%	12/5/2024	248	240,251
Centrais Eletricas Brasileiras SA (Brazil)†(a)	3.625%	2/4/2025	200	178,102

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(a)	4.45%	8/1/2035	$200	$207,600
Empresas Publicas de Medellin ESP (Colombia)†(a)	4.25%	7/18/2029	200	172,209
Energuate Trust (Guatemala)†(a)	5.875%	5/3/2027	200	200,002
Engie Energia Chile SA (Chile)†(a)	4.50%	1/29/2025	400	395,910
Eskom Holdings SOC Ltd. (South Africa)†(a)	5.75%	1/26/2021	400	342,000
Eskom Holdings SOC Ltd. (South Africa)†(a)	6.35%	8/10/2028	200	171,400
Eskom Holdings SOC Ltd. (South Africa)†(a)	8.45%	8/10/2028	250	173,559
Greenko Investment Co. (India)†(a)	4.875%	8/16/2023	200	163,924
Israel Electric Corp. Ltd. (Israel)†(a)	4.25%	8/14/2028	250	256,154
Listrindo Capital BV (Netherlands)†(a)	4.95%	9/14/2026	400	351,498
Minejesa Capital BV (Netherlands)†(a)	4.625%	8/10/2030	200	180,292
Mong Duong Finance Holdings BV (Vietnam)†(a)	5.125%	5/7/2029	536	456,436
Pampa Energia SA (Argentina)†(a)	7.50%	1/24/2027	200	134,933
Pampa Energia SA (Argentina)†(a)	9.125%	4/15/2029	250	168,388
Saudi Electricity Global Sukuk Co. 3 (Saudi Arabia)†(a)	5.50%	4/8/2044	400	425,229
Terraform Global Operating LLC†	6.125%	3/1/2026	180	177,038
Total				6,294,319

Energy Equipment & Services 0.48%

Greenko Solar Mauritius Ltd. (Mauritius)†(a)	5.95%	7/29/2026	200	165,951
YPF Energia Electrica SA (Argentina)†(a)	10.00%	7/25/2026	142	89,405
Total				255,356

Engineering & Contracting Services 1.03%

Aeropuerto Internacional de Tocumen SA (Panama)†(a)	6.00%	11/18/2048	200	218,061
Delhi International Airport Ltd. (India)†(a)	6.125%	10/31/2026	200	172,500
GMR Hyderabad International Airport Ltd. (India)†(a)	4.25%	10/27/2027	200	157,011
Total				547,572

Financial Services 2.55%

BOC Aviation Ltd. (Singapore)†(a)	3.00%	9/11/2029	200	196,103
China Cinda Finance 2017 I Ltd.	4.10%	3/9/2024	200	212,036
China Cinda Finance 2017 I Ltd.	4.40%	3/9/2027	200	218,137
Intercorp Peru Ltd. (Peru)†(a)	3.875%	8/15/2029	200	177,209
Power Finance Corp. Ltd. (India)†(a)	3.95%	4/23/2030	200	169,470
Power Finance Corp. Ltd. (India)†(a)	6.15%	12/6/2028	200	201,766
SURA Asset Management SA (Colombia)†(a)	4.375%	4/11/2027	200	183,041
Total				1,357,762

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Food 2.21%

Arcor SAIC (Argentina)†(a)	6.00%	7/6/2023		$185	$137,318
Grupo KUO SAB De CV (Mexico)†(a)	5.75%	7/7/2027		200	145,511
MARB BondCo plc (United Kingdom)†(a)	7.00%	3/15/2024		200	179,749
Minerva Luxembourg SA (Luxembourg)†(a)	5.875%	1/19/2028		400	353,580
NBM US Holdings, Inc.†	6.625%	8/6/2029		400	361,500
Total					1,177,658

Health Care Services 0.67%

Rede D’or Finance Sarl (Luxembourg)†(a)	4.50%	1/22/2030		200	174,550
Rede D’or Finance Sarl (Luxembourg)†(a)	4.95%	1/17/2028		200	183,360
Total					357,910

Household Equipment/Products 0.72%

Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	4.25%	5/9/2020		200	200,092
Turkiye Sise ve Cam Fabrikalari AS (Turkey)†(a)	6.95%	3/14/2026		200	183,068
Total					383,160

Investment Management Companies 2.20%

Altice France Holding SA (Luxembourg)†(a)	10.50%	5/15/2027		200	212,000
Grupo de Inversiones Suramericana SA (Colombia)†(a)	5.50%	4/29/2026		200	193,208
Huarong Finance 2017 Co. Ltd. (Hong Kong)(a)	4.50%(5 Yr Treasury CMT + 7.77%)#	—	(c)	200	193,996
Huarong Finance 2019 Co. Ltd. (Hong Kong)(a)	3.875%	11/13/2029		200	195,006
MDGH - GMTN BV (Netherlands)†(a)	2.875%	11/7/2029		200	189,230
MDGH - GMTN BV (Netherlands)†(a)	3.70%	11/7/2049		200	185,226
Total					1,168,666

Lodging 1.99%

Melco Resorts Finance Ltd. (Hong Kong)†(a)	5.375%	12/4/2029		450	391,512
MGM China Holdings Ltd. (Macau)†(a)	5.875%	5/15/2026		450	398,530
Wynn Macau Ltd. (Macau)†(a)	5.50%	10/1/2027		300	268,195
Total					1,058,237

Machinery: Agricultural 3.65%

JBS Investments II GmbH (Austria)†(a)	5.75%	1/15/2028		600	585,630
JBS Investments II GmbH (Austria)†(a)	7.00%	1/15/2026		200	200,408
Kernel Holding SA (Ukraine)†(a)	8.75%	1/31/2022		600	518,772

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Machinery: Agricultural (continued)

MHP Lux SA (Luxembourg)†(a)	6.25%	9/19/2029		$600	$474,000
MHP Lux SA (Luxembourg)†(a)	6.95%	4/3/2026		200	162,276
Total					1,941,086

Media 1.00%

Cable Onda SA (Panama)†(a)	4.50%	1/30/2030		200	177,110
Grupo Televisa SAB (Mexico)(a)	6.625%	1/15/2040		132	155,278
Summer BidCo BV PIK 9.75%†(b)	9.00%	11/15/2025	EUR	200	200,231
Total					532,619

Metals & Minerals: Miscellaneous 4.33%

AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040		$150	133,995
Barminco Finance Pty Ltd. (Australia)†(a)	6.625%	5/15/2022		66	64,185
Chinalco Capital Holdings Ltd.	4.00%	8/25/2021		200	193,744
First Quantum Minerals Ltd. (Canada)†(a)	7.50%	4/1/2025		450	377,300
Fresnillo plc (Mexico)†(a)	5.50%	11/13/2023		200	199,749
Industrias Penoles SAB de CV (Mexico)†(a)	5.65%	9/12/2049		400	353,878
Minera Mexico SA de CV (Mexico)†(a)	4.50%	1/26/2050		200	170,061
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(a)	4.10%	4/11/2023		400	400,732
Nexa Resources SA (Brazil)†(a)	5.375%	5/4/2027		200	155,712
Southern Copper Corp. (Peru)(a)	5.875%	4/23/2045		240	255,887
Total					2,305,243

Natural Gas 1.06%

Gas Natural de Lima y Callao SA (Peru)†(a)	4.375%	4/1/2023		400	394,498
Nakilat, Inc. (Qatar)†(a)	6.267%	12/31/2033		151	170,716
Total					565,214

Oil 10.23%

CNOOC Finance 2015 USA LLC	3.50%	5/5/2025		400	422,579
Dolphin Energy Ltd. LLC (United Arab Emirates)†(a)	5.50%	12/15/2021		200	200,662
Ecopetrol SA (Colombia)(a)	4.125%	1/16/2025		425	399,608
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045		303	271,583
Geopark Ltd. (Chile)†(a)	5.50%	1/17/2027		200	96,500
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(a)	6.375%	6/1/2028		200	135,110
KazMunayGas National Co. JSC (Kazakhstan)†(a)	4.75%	4/19/2027		200	192,562
Lukoil International Finance BV (Netherlands)†(a)	4.75%	11/2/2026		200	203,452
Pertamina Persero PT (Indonesia)†(a)	4.15%	2/25/2060		200	166,096

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Petrobras Global Finance BV (Netherlands)†(a)	5.093%	1/15/2030	$453	$415,061
Petrobras Global Finance BV (Netherlands)(a)	6.90%	3/19/2049	131	128,410
Petrobras Global Finance BV (Netherlands)(a)	7.25%	3/17/2044	340	347,176
Petroleos Mexicanos (Mexico)(a)	4.875%	1/18/2024	75	59,344
Petroleos Mexicanos (Mexico)(a)	5.35%	2/12/2028	75	52,391
PTTEP Treasury Center Co. Ltd. (Thailand)†(a)	2.993%	1/15/2030	250	235,220
PTTEP Treasury Center Co. Ltd. (Thailand)†(a)	3.903%	12/6/2059	200	193,518
Saudi Arabian Oil Co. (Saudi Arabia)(a)	3.50%	4/16/2029	200	197,942
Saudi Arabian Oil Co. (Saudi Arabia)†(a)	4.375%	4/16/2049	400	399,397
Sinopec Group Overseas Development 2018 Ltd. (China)†(a)	2.95%	11/12/2029	200	209,306
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(a)	4.00%	8/15/2026	400	381,160
Thaioil Treasury Center Co. Ltd. (Thailand)†(a)	3.50%	10/17/2049	200	174,602
Tupras Turkiye Petrol Rafinerileri AS (Turkey)†(a)	4.50%	10/18/2024	200	174,860
YPF SA (Argentina)†(a)	6.95%	7/21/2027	740	387,644
Total				5,444,183

Oil: Crude Producers 1.82%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(a)	4.60%	11/2/2047	400	398,516
AI Candelaria Spain SLU (Spain)†(a)	7.50%	12/15/2028	250	187,136
GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	200	191,708
Transportadora de Gas del Peru SA (Peru)†(a)	4.25%	4/30/2028	200	190,511
Total				967,871

Real Estate 6.59%

China Evergrande Group (China)(a)	10.00%	4/11/2023	800	608,018
Country Garden Holdings Co. Ltd. (China)(a)	4.75%	1/17/2023	400	375,979
Country Garden Holdings Co. Ltd. (China)(a)	5.125%	1/17/2025	200	184,061
Kaisa Group Holdings Ltd. (China)(a)	9.375%	6/30/2024	400	309,995
Longfor Group Holdings Ltd. (China)(a)	4.50%	1/16/2028	200	202,036
MAF Sukuk Ltd.	4.50%	11/3/2025	200	198,200
Ronshine China Holdings Ltd. (China)(a)	8.75%	10/25/2022	600	565,471
Shimao Property Holdings Ltd. (Hong Kong)(a)	4.75%	7/3/2022	200	197,496
Sunac China Holdings Ltd. (China)(a)	7.875%	2/15/2022	200	192,000
Swire Properties MTN Financing Ltd. (Hong Kong)(a)	3.625%	1/13/2026	200	219,554
Theta Capital Pte Ltd. (Singapore)(a)	6.75%	10/31/2026	400	268,030
Trust Fibra Uno (Mexico)†(a)	6.39%	1/15/2050	200	186,061
Total				3,506,901

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel 2.51%

CSN Resources SA (Brazil)†(a)	7.625%	4/17/2026	$200	$131,351
CSN Resources SA (Brazil)†(a)	7.625%	2/13/2023	400	280,502
GUSAP III LP†	4.25%	1/21/2030	300	265,878
Novolipetsk Steel via Steel Funding DAC (Ireland)†(a)	4.00%	9/21/2024	250	248,841
POSCO (South Korea)†(a)	2.50%	1/17/2025	200	194,106
Vale Overseas Ltd. (Brazil)(a)	6.25%	8/10/2026	200	217,114
Total				1,337,792

Technology 2.65%

JD.com, Inc. (China)(a)	4.125%	1/14/2050	200	205,223
Myriad International Holdings BV (Netherlands)†(a)	4.85%	7/6/2027	200	191,639
Prosus NV (Netherlands)†(a)	3.68%	1/21/2030	200	181,663
Tencent Holdings Ltd. (China)†(a)	3.80%	2/11/2025	400	427,810
Weibo Corp. (China)(a)	3.50%	7/5/2024	400	402,455
Total				1,408,790

Telecommunications 5.98%

America Movil SAB de CV (Mexico)(a)	4.375%	4/22/2049	200	226,900
Bharti Airtel Ltd. (India)†(a)	4.375%	6/10/2025	200	185,767
Emirates Telecommunications Group Co. PJSC (United Arab Emirates)(a)	3.50%	6/18/2024	200	204,232
Metropolitan Light Co. Ltd. (Hong Kong)†(a)	5.50%	11/21/2022	400	375,725
Millicom International Cellular SA (Luxembourg)†(a)	6.625%	10/15/2026	400	381,780
Ooredoo International Finance Ltd.†	3.25%	2/21/2023	400	389,511
Ooredoo International Finance Ltd.†	3.875%	1/31/2028	400	405,799
Oztel Holdings SPC Ltd. (United Arab Emirates)†(a)	6.625%	4/24/2028	600	436,750
SK Telecom Co. Ltd. (South Korea)†(a)	3.75%	4/16/2023	200	211,760
Telefonica Celular del Paraguay SA (Paraguay)†(a)	5.875%	4/15/2027	400	364,183
Total				3,182,407

Transportation: Miscellaneous 0.39%

Kazakhstan Temir Zholy Finance BV (Netherlands)†(a)	6.95%	7/10/2042	200	209,000

Utilities 0.35%

Aegea Finance Sarl (Brazil)†(a)	5.75%	10/10/2024	200	185,751
Total Corporate Bonds (cost $55,421,339)				49,764,557

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOAN(d) 0.34%

Miscellaneous

Jindal Steel and Power Limited Term Loan (cost $179,000)	— (e)	3/21/2022	$200	$178,000	(f)

FOREIGN GOVERNMENT OBLIGATIONS 1.51%

Mongolia 0.32%

Development Bank of Mongolia LLC†(a)	7.25%	10/23/2023	200	172,993

Nigeria 0.53%

Republic of Nigeria†(a)	6.50%	11/28/2027	400	279,933

Turkey 0.31%

Republic of Turkey(a)	5.25%	3/13/2030	200	162,584

United Arab Emirates 0.35%

Abu Dhabi Government International Bond†(a)	3.125%	9/30/2049	200	187,000
Total Foreign Government Obligations (cost $998,193)				802,510
Total Long- Term Investments (cost $56,939,203)				51,048,247

SHORT-TERM INVESTMENT 2.31%

REPURCHASE AGREEMENT

Repurchase Agreement dated 3/31/2020, 0.00% due 4/1/2020 with Fixed Income Clearing Corp. collateralized by $1,200,000 of U.S. Treasury Note at 2.125% due 5/15/2022; value: $1,257,647; proceeds: $1,230,743 (cost $1,230,743)			1,231	1,230,743
Total Investments in Securities 98.23% (cost $58,169,946)				52,278,990
Cash, Foreign Cash and Other Assets in Excess Liabilities(g) 1.77%				944,088
Net Assets 100.00%				$53,223,078

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2020

EUR	Euro.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2020, the total value of Rule 144A securities was $40,534,726, which represents 76.16% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2020.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2020.
(e)	Interest rate to be determined.
(f)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Cash, Foreign Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Credit Default Swaps on Issuer - Sell Protection at March 31, 2020(1):

Referenced Issuer	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	National Value	Payments Upfront(2)	Unrealized Depreciation(3)	Credit Default Swap Agreements Receivable at Fair Value(4)
Petroleos Mexicanos(5)	Credit Suisse	1.00%	6/20/2020	45,000	$44,290	$(40)	$(670)	$(710)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $(670).
(4)	Includes upfront payments received.
(5)	Moody’s Credit Rating: Baa3.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2020

Open Forward Foreign Currency Exchange Contracts at March 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Bank of America	5/12/2020	32,000	$35,309	$35,347	$38
Euro	Buy	Morgan Stanley	5/12/2020	15,000	16,264	16,569	305
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$343

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Sell	State Street Bank and Trust	5/12/2020	309,798	$339,902	$342,203	$(2,301)

Open Futures Contracts at March 31, 2020

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2020	20	Long	$4,339,923	$4,407,656	$67,733
U.S. 5-Year Treasury Note	June 2020	16	Long	1,952,597	2,005,750	53,153
U.S. Long Bond	June 2020	28	Long	4,695,532	5,013,750	318,218
Total Unrealized Appreciation on Open Futures Contracts						$439,104

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2020	10	Short	$(1,326,857)	$(1,386,875)	$(60,018)
U.S. 10-Year Ultra Treasury Bond	June 2020	37	Short	(5,499,754)	(5,773,156)	(273,402)
U.S. Ultra Treasury Bond	June 2020	13	Short	(2,637,344)	(2,884,375)	(247,031)
Total Unrealized Depreciation on Open Futures Contracts						$(580,451)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CORPORATE DEBT FUND March 31, 2020

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stock	$10,043	$—	$—	$10,043
Convertible Bonds	—	293,137	—	293,137
Corporate Bonds	—	49,764,557	—	49,764,557
Floating Rate Loan	—	—	178,000	178,000
Foreign Government Obligations	—	802,510	—	802,510
Short-Term Investment
Repurchase Agreement	—	1,230,743	—	1,230,743
Total	$10,043	$52,090,947	$178,000	$52,278,990
Other Financial Instruments
Credit Default Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(710)	—	(710)
Forward Foreign Currency Exchange Contracts
Assets	—	343	—	343
Liabilities	—	(2,301)	—	(2,301)
Futures Contracts
Assets	439,104	—	—	439,104
Liabilities	(580,451)	—	—	(580,451)
Total	$(141,347)	$(2,668)	$—	$(144,015)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans
Balance as of January 1, 2020	$—
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	(1,000)
Purchases	179,000
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2020	$178,000
Change in unrealized appreciation/depreciation for the period ended March 31, 2020, related to Level 3 investments held at March 31, 2020	$(1,000)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 99.84%

ASSET-BACKED SECURITIES 8.72%

Automobiles 4.40%

AmeriCredit Automobile Receivables 2015-4 D	3.72%	12/8/2021	$15	$14,929
AmeriCredit Automobile Receivables Trust 2020-1 B	1.48%	1/21/2025	55	52,190
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%	1/20/2022	21	21,061
Chesapeake Funding II LLC 2018-2A A2†	1.075%(1 Mo. LIBOR + .37%)#	8/15/2030	64	63,154
CPS Auto Receivables Trust 2016-C D†	5.92%	6/15/2022	100	101,044
CPS Auto Receivables Trust 2019-A D†	4.35%	12/16/2024	100	93,605
Drive Auto Receivables Trust 2018-4 B	3.36%	10/17/2022	8	7,739
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	16	16,023
Santander Drive Auto Receivables Trust 2018-3 D	4.07%	8/15/2024	21	20,571
Westlake Automobile Receivables Trust 2018-2A D†	4.00%	1/16/2024	53	53,292
Total				443,608

Credit Cards 2.92%

Discover Card Execution Note Trust 2015-A2 A	1.90%	10/17/2022	100	99,988
Perimeter Master Note Business Trust 2019-2A A†	4.23%	5/15/2024	100	94,836
Trillium Credit Card Trust II 2018-2A A†	1.275%(1 Mo. LIBOR + .35%)#	9/26/2023	100	99,199
Total				294,023

Other 1.40%

ME Funding LLC 2019-1 A2†	6.448%	7/30/2049	50	45,421
Wingstop Funding LLC 2018-1 A2†	4.97%	12/5/2048	99	95,315
Total				140,736
Total Asset-Backed Securities (cost $910,718)				878,367

CORPORATE BONDS 50.64%

Aerospace/Defense 0.78%

Bombardier, Inc. (Canada)†(a)	7.875%	4/15/2027	22	15,347
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025	3	2,771
L3Harris Technologies, Inc.	2.25%(3 Mo. LIBOR + .48%)#	4/30/2020	29	28,960
Signature Aviation US Holdings, Inc.†	4.00%	3/1/2028	13	11,809
TransDigm, Inc.†	6.25%	3/15/2026	20	20,012
Total				78,899

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Apparel 0.17%

William Carter Co. (The)†	5.625%	3/15/2027			$18	$17,380

Auto Parts: Original Equipment 0.19%

Adient US LLC†	7.00%	5/15/2026			10	9,306
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.†	8.50%	5/15/2027			11	9,658
Total						18,964

Automotive 2.39%

Aston Martin Capital Holdings Ltd. (Jersey)†(a)	6.50%	4/15/2022			20	13,935
BCD Acquisition, Inc.†	9.625%	9/15/2023			10	8,350
General Motors Co.	6.75%	4/1/2046			30	24,078
Hyundai Capital America†	3.45%	3/12/2021			24	23,990
JB Poindexter & Co., Inc.†	7.125%	4/15/2026			15	14,009
Mclaren Finance plc(b)	5.00%	8/1/2022		GBP	100	84,583
Tesla, Inc.†	5.30%	8/15/2025			$11	10,409
Toyota Motor Credit Corp.	1.753%(3 Mo. LIBOR + .07%)#	5/22/2020			36	35,855
Toyota Motor Credit Corp.	2.90%	3/30/2023			25	25,175
Total						240,384

Banks: Regional 6.33%

Bank of America Corp.	2.369%(3 Mo. LIBOR + .66%)#	7/21/2021			50	49,973
Credit Suisse Group AG(b)	1.25%(EUSA1 + .75%)#	7/17/2025		EUR	100	104,772
Goldman Sachs Group, Inc. (The)	5.25%	7/27/2021			$50	52,018
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037			15	20,230
JPMorgan Chase & Co.	4.00%(SOFR + 2.75%)#	—	(c)		15	12,819
JPMorgan Chase & Co.	4.60%(SOFR + 3.13%)#	—	(c)		13	11,394
Lloyds Bank plc (United Kingdom)†(a)	6.50%	9/14/2020			100	101,313
Macquarie Bank Ltd. (Australia)†(a)	6.625%	4/7/2021			50	51,614
Macquarie Group Ltd. (Australia)†(a)	3.763%(3 Mo. LIBOR + 1.37%)#	11/28/2028			50	54,290
Morgan Stanley	2.999%(3 Mo. LIBOR + 1.18%)#	1/20/2022			50	49,749
Popular, Inc.	6.125%	9/14/2023			16	14,940
UniCredit SpA(b)	6.95%	10/31/2022		EUR	100	114,522
Total						637,634

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Beverages 1.11%

Bacardi Ltd.(b)	2.75%	7/3/2023	EUR	100	$112,262

Building Materials 0.54%

Builders FirstSource, Inc.†	5.00%	3/1/2030		$7	6,339
Carrier Global Corp.†	3.577%	4/5/2050		4	3,613
Griffon Corp.†	5.75%	3/1/2028		10	9,456
Masonite International Corp.†	5.375%	2/1/2028		10	9,884
Patrick Industries, Inc.†	7.50%	10/15/2027		25	24,714
Total					54,006

Business Services 2.47%

AA Bond Co. Ltd.(b)	2.75%	7/31/2043	GBP	100	112,269
Ahern Rentals, Inc.†	7.375%	5/15/2023		$13	7,524
Capitol Investment Merger Sub 2 LLC†	10.00%	8/1/2024		10	9,087
MPH Acquisition Holdings LLC†	7.125%	6/1/2024		11	9,653
Q-Park Holding I BV†(b)	2.00%	3/1/2027	EUR	100	94,511
United Rentals North America, Inc.	5.50%	5/15/2027		$10	9,824
University of Chicago (The)	2.761%	4/1/2045		2	1,895
WW International, Inc.†	8.625%	12/1/2025		5	4,331
Total					249,094

Chemicals 0.50%

Ashland LLC	6.875%	5/15/2043		10	10,203
CF Industries, Inc.	5.15%	3/15/2034		16	16,333
Ingevity Corp.†	4.50%	2/1/2026		16	15,097
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		5	4,237
Tronox, Inc.†	6.50%	4/15/2026		5	4,538
Total					50,408

Coal 0.08%

Warrior Met Coal, Inc.†	8.00%	11/1/2024		10	8,319

Computer Hardware 0.92%

Dell International LLC/EMC Corp.†	8.35%	7/15/2046		25	29,478
Hewlett Packard Enterprise Co.	1.464%(3 Mo. LIBOR + .68%)#	3/12/2021		26	25,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Computer Hardware (continued)

Leidos, Inc.	5.50%	7/1/2033		$1	$934
Leidos, Inc.	7.125%	7/1/2032		10	10,885
Presidio Holdings, Inc.†	4.875%	2/1/2027		17	15,396
Presidio Holdings, Inc.†	8.25%	2/1/2028		6	5,333
Western Digital Corp.	4.75%	2/15/2026		5	5,101
Total					92,287

Computer Software 1.08%

Ubisoft Entertainment SA(b)	1.289%	1/30/2023	EUR	100	108,343

Construction/Homebuilding 0.73%

Beazer Homes USA, Inc.	7.25%	10/15/2029		$10	7,676
Century Communities, Inc.	5.875%	7/15/2025		5	4,328
Century Communities, Inc.	6.75%	6/1/2027		15	12,245
Mattamy Group Corp. (Canada)†(a)	4.625%	3/1/2030		10	8,656
PulteGroup, Inc.	5.50%	3/1/2026		5	4,965
Shea Homes LP/Shea Homes Funding Corp.†	4.75%	2/15/2028		8	6,875
Toll Brothers Finance Corp.	4.35%	2/15/2028		10	9,185
Toll Brothers Finance Corp.	4.875%	3/15/2027		5	4,718
TRI Pointe Group, Inc.	5.25%	6/1/2027		17	15,270
Total					73,918

Containers 0.11%

Mauser Packaging Solutions Holding Co.†	7.25%	4/15/2025		14	10,710

Drugs 1.59%

AbbVie, Inc.†	2.346%(3 Mo. LIBOR + .65%)#	11/21/2022		31	29,014
AstraZeneca plc (United Kingdom)(a)	2.357%(3 Mo. LIBOR + .67%)#	8/17/2023		50	44,468
Bausch Health Cos, Inc.†	5.00%	1/30/2028		5	4,771
Bausch Health Cos, Inc.†	5.25%	1/30/2030		11	10,368
Cigna Corp.	1.493%(3 Mo. LIBOR + .65%)#	9/17/2021		74	71,114
Total					159,735

Electric: Power 2.53%

Ameren Corp.	3.50%	1/15/2031		17	16,960
Ausgrid Finance Pty Ltd. (Australia)†(a)	4.35%	8/1/2028		30	33,863

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Electric: Power (continued)

Clearway Energy Operating LLC†	4.75%	3/15/2028		$11	$10,244
Clearway Energy Operating LLC	5.75%	10/15/2025		5	4,981
Empresas Publicas de Medellin ESP†(b)	8.375%	11/8/2027	COP	65,000	14,642	(d)
Exelon Corp.	4.05%	4/15/2030		$9	8,932
Florida Power & Light Co.	2.137%(3 Mo. LIBOR + .40%)#	5/6/2022		50	47,165
Florida Power & Light Co.	2.85%	4/1/2025		11	11,576
NRG Energy, Inc.	5.75%	1/15/2028		10	10,255
Origin Energy Finance Ltd. (Australia)†(a)	5.45%	10/14/2021		33	34,184
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(a)	5.375%	5/1/2021		25	25,522
Toronto Hydro Corp.(b)	3.54%	11/18/2021	CAD	50	36,360
Total					254,684

Electronics 0.57%

Itron, Inc.†	5.00%	1/15/2026		$15	14,378
Trimble, Inc.	4.90%	6/15/2028		20	21,585
Tyco Electronics Group SA (Luxembourg)(a)	1.764%(3 Mo. LIBOR + .45%)#	6/5/2020		22	21,881
Total					57,844

Energy Equipment & Services 0.10%

Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026		10	9,825

Engineering & Contracting Services 0.13%

Brand Industrial Service, Inc.†	8.50%	7/15/2025		16	12,683

Entertainment 3.02%

Buena Vista Gaming Authority†	13.00%	4/1/2023		5	4,244
Churchill Downs, Inc.†	4.75%	1/15/2028		4	3,502
CPUK Finance Ltd.(b)	3.588%	2/28/2042	GBP	100	121,111
Enterprise Development Authority (The)†	12.00%	7/15/2024		$9	7,909
Penn National Gaming, Inc.†	5.625%	1/15/2027		21	15,759
Pinewood Finance Co. Ltd.(b)	3.25%	9/30/2025	GBP	100	115,950
Scientific Games International, Inc.†	7.25%	11/15/2029		$15	9,367
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(a)	7.00%	7/15/2026		20	18,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Entertainment (continued)

Twin River Worldwide Holdings, Inc.†	6.75%	6/1/2027		$10	$7,585
Total					304,342

Financial Services 3.33%

Advisor Group Holdings, Inc.†	10.75%	8/1/2027		10	8,785
AG Issuer LLC†	6.25%	3/1/2028		6	5,085
Brightsphere Investment Group, Inc.	Zero Coupon	7/27/2026		50	47,255
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024		11	7,166
Intrum AB(b)	3.00%	9/15/2027	EUR	100	79,089
Lincoln Financing SARL†(b)	3.625%	4/1/2024	EUR	100	92,020
Navient Corp.	5.00%	3/15/2027		$5	4,336
Navient Corp.	5.875%	10/25/2024		5	4,627
Navient Corp.	6.75%	6/25/2025		20	18,550
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045		35	32,060
Quicken Loans, Inc.†	5.75%	5/1/2025		10	10,013
Springleaf Finance Corp.	5.375%	11/15/2029		10	9,211
Visa, Inc.	1.90%	4/15/2027		17	16,952
Total					335,149

Food 2.58%

Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025		17	15,597
Fresh Market, Inc. (The)†	9.75%	5/1/2023		7	3,325
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028		5	5,365
Kerry Group Financial Service Unitd Co.(b)	2.375%	9/10/2025	EUR	100	119,026
Kraft Heinz Foods Co.	4.375%	6/1/2046		$11	9,973
Sigma Holdco BV(b)	5.75%	5/15/2026	EUR	100	101,329
Sysco Corp.	6.60%	4/1/2040		$5	5,379
Total					259,994

Health Care Products 0.09%

Baxter International, Inc.†	3.75%	10/1/2025		9	9,577

Health Care Services 0.91%

AHP Health Partners, Inc.†	9.75%	7/15/2026		5	4,369
Centene Corp.†	3.375%	2/15/2030		24	22,410
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026		5	3,768
MEDNAX, Inc.†	6.25%	1/15/2027		12	9,721

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Health Care Services (continued)

Radiology Partners, Inc.†	9.25%	2/1/2028		$7	$6,113
Select Medical Corp.†	6.25%	8/15/2026		10	10,055
Surgery Center Holdings, Inc.†	6.75%	7/1/2025		5	3,644
Surgery Center Holdings, Inc.†	10.00%	4/15/2027		10	7,085
Tenet Healthcare Corp.†	6.25%	2/1/2027		21	20,554
West Street Merger Sub, Inc.†	6.375%	9/1/2025		5	4,396
Total					92,115

Household Equipment/Products 1.22%

Newell Brands, Inc.(b)	3.75%	10/1/2021	EUR	100	112,632
Newell Brands, Inc.	5.625%	4/1/2036		$10	9,959
Total					122,591

Insurance 0.28%

CNO Financial Group, Inc.	5.25%	5/30/2025		5	5,221
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		20	22,842
Total					28,063

Leisure 0.06%

Viking Cruises Ltd.†	5.875%	9/15/2027		10	5,907

Lodging 0.09%

Boyd Gaming Corp.†	4.75%	12/1/2027		11	9,136

Machinery: Agricultural 0.26%

BAT Capital Corp.	2.572%(3 Mo. LIBOR + .88%)#	8/15/2022		28	25,817

Machinery: Industrial/Specialty 0.27%

Cloud Crane LLC†	10.125%	8/1/2024		5	3,969
RBS Global, Inc./Rexnord LLC†	4.875%	12/15/2025		25	23,561
Total					27,530

Manufacturing 0.34%

General Electric Co.	2.631%(3 Mo. LIBOR + .80%)#	4/15/2020		25	24,927
General Electric Co.	6.15%	8/7/2037		8	9,253
Total					34,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Media 4.67%

AMC Networks, Inc.	4.75%	8/1/2025			$20	$19,575
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030			20	20,061
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	5/1/2027			10	10,368
Comcast Corp.(b)	1.50%	2/20/2029		GBP	100	118,605
Cox Communications, Inc.†	8.375%	3/1/2039			$35	48,778
DISH DBS Corp.	7.75%	7/1/2026			16	16,529
EW Scripps Co. (The)†	5.125%	5/15/2025			15	13,331
Gray Television, Inc.†	7.00%	5/15/2027			17	17,009
NBCUniversal Enterprise, Inc.†	5.25%	—	(c)		100	100,014
Nexstar Broadcasting, Inc.†	5.625%	7/15/2027			10	9,831
RCS & RDS SA†(b)	3.25%	2/5/2028		EUR	100	95,839
Total						469,940

Metals & Minerals: Miscellaneous 0.31%

Barminco Finance Pty Ltd. (Australia)†(a)	6.625%	5/15/2022			$5	4,862
Freeport-McMoRan, Inc.	4.125%	3/1/2028			11	9,671
Hecla Mining Co.	7.25%	2/15/2028			7	6,216
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022			11	10,766
Total						31,515

Oil 2.02%

Berry Petroleum Co. LLC†	7.00%	2/15/2026			20	8,171
Centennial Resource Production LLC†	6.875%	4/1/2027			10	2,520
Citgo Holding, Inc.†	9.25%	8/1/2024			4	3,290
Continental Resources, Inc.	5.00%	9/15/2022			34	21,110
Diamondback Energy, Inc.	3.50%	12/1/2029			12	8,511
Ecopetrol SA (Colombia)(a)	5.875%	5/28/2045			30	26,889
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025			10	4,687
Indigo Natural Resources LLC†	6.875%	2/15/2026			10	6,676
Laredo Petroleum, Inc.	9.50%	1/15/2025			19	7,671
Marathon Petroleum Corp.	5.375%	10/1/2022			50	47,251
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024			9	4,208
MEG Energy Corp. (Canada)†(a)	7.125%	2/1/2027			14	7,070
Murphy Oil Corp.	5.875%	12/1/2027			10	5,266
Nabors Industries Ltd.†	7.50%	1/15/2028			6	1,965
Oasis Petroleum, Inc.	6.875%	3/15/2022			11	2,255
PDC Energy, Inc.	5.75%	5/15/2026			2	1,133
Petroleos Mexicanos (Mexico)(a)	5.35%	2/12/2028			30	20,956

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Oil (continued)

SM Energy Co.	6.75%	9/15/2026		$10	$3,085
Tapstone Energy LLC/Tapstone Energy Finance Corp.†(e)	9.75%	6/1/2022		10	115
Valero Energy Corp.	10.50%	3/15/2039		15	19,350
WPX Energy, Inc.	8.25%	8/1/2023		2	1,488
Total					203,667

Oil: Crude Producers 0.80%

Buckeye Partners LP	6.375%(3 Mo. LIBOR + 4.02%)#	1/22/2078		21	9,666
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027		10	8,991
Mplx LP	1.899%(3 Mo. LIBOR + .90%)#	9/9/2021		30	28,356
NGPL PipeCo LLC†	4.875%	8/15/2027		5	4,463
Sabine Pass Liquefaction LLC	5.875%	6/30/2026		30	28,632
Total					80,108

Paper & Forest Products 0.18%

Fibria Overseas Finance Ltd. (Brazil)(a)	5.25%	5/12/2024		19	18,549

Real Estate 3.29%

Aroundtown SA(b)	1.45%	7/9/2028	EUR	100	100,881
Country Garden Holdings Co. Ltd. (China)(a)	4.75%	1/17/2023		$200	187,990
Crown Castle International Corp.	3.30%	7/1/2030		8	7,934
EPR Properties	4.95%	4/15/2028		10	9,872
GEO Group, Inc. (The)	6.00%	4/15/2026		12	7,883
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028		5	4,453
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	5.25%	10/1/2025		5	4,158
WeWork Cos., Inc.†	7.875%	5/1/2025		21	7,927
Total					331,098

Retail 0.26%

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027		10	9,469
Lithia Motors, Inc.†	4.625%	12/15/2027		5	4,538
McDonald’s Corp.	3.30%	7/1/2025		2	2,073
Rite Aid Corp.†	6.125%	4/1/2023		12	10,410
Total					26,490

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Steel 0.12%

Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(a)	8.75%	7/15/2026			$13	$11,628

Technology 1.68%

Match Group, Inc.†	4.125%	8/1/2030			11	9,893
Match Group, Inc.†	5.00%	12/15/2027			10	9,636
Netflix, Inc.(b)	3.875%	11/15/2029		EUR	100	108,550
Netflix, Inc.	5.875%	2/15/2025			$29	30,805
Uber Technologies, Inc.†	8.00%	11/1/2026			10	9,930
Total						168,814

Telecommunications 2.21%

Altice France SA (France)†(a)	7.375%	5/1/2026			25	25,389
AT&T, Inc.(b)	2.875%(5yr EUR Constant Maturity Rate + 3.14%)#	—	(c)	EUR	100	99,390
DKT Finance ApS (Denmark)†(a)	9.375%	6/17/2023			$20	20,950
Front Range BidCo, Inc.†	6.125%	3/1/2028			4	3,823
Intelsat Jackson Holdings SA (Luxembourg)(a)	5.50%	8/1/2023			17	10,561
Sprint Capital Corp.	6.875%	11/15/2028			27	30,989
Telstra Corp. Ltd.(b)	7.75%	7/15/2020		AUD	50	31,324
Total						222,426

Toys 0.10%

Mattel, Inc.	5.45%	11/1/2041			$13	10,404

Transportation: Miscellaneous 0.04%

Huntington Ingalls Industries, Inc.†	3.844%	5/1/2025			4	4,123

Wholesale 0.19%

Performance Food Group, Inc.†	5.50%	10/15/2027			20	18,701
Total Corporate Bonds (cost $5,662,287)						5,099,243

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(f) 0.80%

Engineering & Contracting Services 0.09%

DG Investment Intermediate Holdings 2, Inc. 2018 1st Lien Term Loan	3.989%(1 Mo. LIBOR + 3.00%)	2/3/2025	$11	$9,357

Entertainment 0.10%

Playtika Holding Corp Term Loan B	7.072%(6 Mo. LIBOR + 6.00%)	12/10/2024	11	10,247

Financial Services 0.09%

Minotaur Acquisition, Inc. Term Loan B	5.989%(1 Mo. LIBOR + 5.00%)	3/27/2026	11	9,285

Food 0.10%

United Natural Foods, Inc. Term Loan B	5.239%(1 Mo. LIBOR + 4.25%)	10/22/2025	12	10,369

Leisure 0.09%

Hayward Industries, Inc. 1st Lien Term Loan	4.489%(1 Mo. LIBOR + 3.50%)	8/5/2024	11	8,678

Lodging 0.09%

Spectacle Gary Holdings LLC Delayed Draw Term Loan	— (g)	12/23/2025	1	635	(h)
Spectacle Gary Holdings LLC Term Loan B	— (g)	12/23/2025	10	8,770	(h)
Total				9,405

Media 0.07%

NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	4.70%(3 Mo. LIBOR + 3.25%)	10/20/2025	11	6,960

Oil: Crude Producers 0.07%

Lower Cadence Holdings LLC Term Loan B	4.989%(1 Mo. LIBOR + 4.00%)	5/22/2026	11	6,693

Technology 0.10%

Optiv Security, Inc. 1st Lien Term Loan	4.25%(1 Mo. LIBOR + 3.25%)	2/1/2024	13	10,068
Total Floating Rate Loans (cost $98,309)				81,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 20.46%

Australia 0.40%

Queensland Treasury Corp.†(b)	1.75%	8/21/2031	AUD	64	$40,058

Bahamas 0.25%

Commonwealth of Bahamas†(a)	6.95%	11/20/2029		$27	25,178

Brazil 0.52%

Brazil Notas do Tesouro Nacional Serie F(b)	10.00%	1/1/2029	BRL	240	52,646

Canada 0.91%

City of Montreal(b)	4.25%	12/1/2032	CAD	55	46,317
Province of Saskatchewan(b)	4.75%	6/1/2040	CAD	49	45,267
Total					91,584

China 3.75%

China Development Bank(b)	3.42%	7/2/2024	CNY	900	131,119
China Development Bank(b)	3.48%	1/8/2029	CNY	1,100	159,053
China Development Bank(b)	3.68%	2/26/2026	CNY	600	87,914
Total					378,086

France 1.11%

French Republic Government Bond OAT†(b)	1.50%	5/25/2050	EUR	20	26,311
French Republic Government Bond OAT†(b)	2.00%	5/25/2048	EUR	36	52,443
French Republic Government Bond OAT(b)	4.50%	4/25/2041	EUR	17	32,871
Total					111,625

Germany 1.08%

Bundesrepublik Deutschland Bundesanleihe(b)	Zero Coupon	2/15/2030	EUR	61	70,756
Bundesrepublik Deutschland Bundesanleihe(b)	1.25%	8/15/2048	EUR	25	38,042
Total					108,798

Hungary 0.22%

Hungary Government Bond(b)	3.00%	8/21/2030	HUF	7,150	22,385

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Italy 1.69%

Italy Buoni Poliennali Del Tesoro(b)	1.35%	4/1/2030	EUR	30	$32,612
Italy Buoni Poliennali Del Tesoro(b)	1.75%	7/1/2024	EUR	78	89,369
Italy Buoni Poliennali Del Tesoro†(b)	2.45%	9/1/2033	EUR	40	47,678
Total					169,659

Japan 5.04%

Japan Government Thirty Year Bond(b)	0.40%	6/20/2049	JPY	7,550	70,056
Japan Government Twenty Year Bond(b)	0.40%	3/20/2039	JPY	8,400	79,339
Japan Government Twenty Year Bond(b)	1.40%	9/20/2034	JPY	10,000	108,083
Japan Government Twenty Year Bond(b)	2.10%	12/20/2029	JPY	12,300	137,531
Japan Government Two Year Bond(b)	0.10%	2/1/2022	JPY	12,000	112,093
Total					507,102

Mexico 0.22%

United Mexican States(a)	4.75%	3/8/2044		$22	22,385

South Africa 0.36%

Republic of South Africa Government Bond(b)	8.75%	2/28/2048	ZAR	856	35,945

Spain 1.33%

Spain Government Bond†(b)	1.45%	4/30/2029	EUR	30	35,586
Spain Government Bond†(b)	2.70%	10/31/2048	EUR	5	7,040
Spain Government Bond†(b)	4.20%	1/31/2037	EUR	56	91,580
Total					134,206

United Kingdom 3.58%

United Kingdom Gilt(b)	0.75%	7/22/2023	GBP	32	40,546
United Kingdom Gilt(b)	1.50%	7/22/2047	GBP	72	104,445
United Kingdom Gilt(b)	1.625%	10/22/2028	GBP	63	87,559
United Kingdom Gilt(b)	1.75%	9/7/2037	GBP	38	55,063
United Kingdom Gilt(b)	2.00%	7/22/2020	GBP	22	27,485
United Kingdom Gilt(b)	4.25%	12/7/2027	GBP	28	45,482
Total					360,580
Total Foreign Government Obligations (cost $2,096,393)					2,060,237

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 7.27%

Federal Home Loan Mortgage Corp.	4.00%		10/1/2049	$26	$28,400
Federal National Mortgage Assoc.(i)	3.00%		TBA	350	367,049
Federal National Mortgage Assoc.	3.50%		9/1/2047	183	195,706
Federal National Mortgage Assoc.	4.00%		1/1/2048	31	34,480
Federal National Mortgage Assoc.(i)	4.00%		TBA	100	106,779
Total Government Sponsored Enterprises Pass-Throughs (cost $716,304)					732,414

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.62%

BBCMS Mortgage Trust 2019-BWAY A†	1.661%(1 Mo. LIBOR + .96	%)#	11/25/2034	11	10,319
BBCMS Mortgage Trust 2019-BWAY B†	2.015%(1 Mo. LIBOR + 1.31	%)#	11/25/2034	10	9,276
BX Trust 2019-OC11 A†	3.202%		12/9/2041	21	19,480
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	45	33,041
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#(j)	4/15/2049	30	21,651
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.435	%#(j)	7/10/2050	25	21,973
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.435	%#(j)	7/10/2050	35	28,859
CSAIL Commercial Mortgage Trust 2016-C7 D†	4.388	%#(j)	11/15/2049	45	35,042
Great Wolf Trust 2019-WOLF A†	1.739%(1 Mo. LIBOR + 1.03	%)#	12/15/2036	27	24,940
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.705%(1 Mo. LIBOR + 1.00	%)#	6/15/2032	43	40,695
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	2.005%(1 Mo. LIBOR + 1.30	%)#	6/15/2032	18	16,236
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ E†	3.705%(1 Mo. LIBOR + 3.00	%)#	6/15/2035	21	16,681
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464	%#(j)	1/26/2060	99	98,034
Residential Mortgage Loan Trust 2020-1 A1†	2.376	%#(j)	2/25/2024	99	95,564
Verus Securitization Trust 2020-1 A1†	2.417	%#(j)	1/25/2060	98	94,423
Total Non-Agency Commercial Mortgage-Backed Securities (cost $601,274)					566,214

U.S. TREASURY OBLIGATIONS 6.33%

U.S. Treasury Bond	2.00%		2/15/2050	40	46,480
U.S. Treasury Bond	3.625%		8/15/2043	80	117,987
U.S. Treasury Bond	4.375%		5/15/2040	53	84,286
U.S. Treasury Bond	4.50%		2/15/2036	62	95,306
U.S. Treasury Inflation Indexed Note(k)	0.50%		4/15/2024	106	107,930
U.S. Treasury Note	1.50%		2/15/2030	142	153,102
U.S. Treasury Notes	0.50%		3/31/2025	32	32,206
Total U.S. Treasury Obligations (cost $579,692)					637,297
Total Long- Term Investments (cost $10,664,977)					10,054,834

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 2.46%

Commercial Paper

Food

Mccormick & Co. (Cost $247,483)	6.415%	5/29/2020	$250	$247,483
Total Investments in Securities 102.30% (cost $10,912,460)				10,302,317
Liabilities in Excess of Cash, Foreign Cash and Other Assets(l) (2.30%)				(232,075)
Net Assets 100.00%				$10,070,242

AUD	Australian dollar
BRL	Brazilian real.
CAD	Canadian dollar.
CNY	Chinese yuan renminbi
COP	Colombian peso.
EUR	Euro.
GBP	British pound.
HUF	Hungarian forint.
JPY	Japanese yen.
ZAR	South African rand.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2020, the total value of Rule 144A securities was $3,298,024, which represents 32.75% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2020.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Defaulted (non-income producing security).
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2020.
(g)	Interest rate to be determined.
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2020

(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(l)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at March 31, 2020(1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.HY.33(4)(5)	Credit Suisse	5.00%	12/20/2024	$52,920	$49,620	$4,659	$(1,359)
Markit CDX. NA.EM.33(4)(6)	Credit Suisse	1.00%	06/20/2025	84,000	74,335	10,183	(518)
						$14,842	$(1,877)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid by Central Clearinghouse are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $(1,877).
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign Issuers.

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at March 31, 2020(1):

Referenced Index	Central Clearing party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.EM.32(4)(5)	Credit Suisse	1.00%	12/20/2024	$1,138,000	$1,005,770	$(48,188)	$(84,042)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid by Central Clearinghouse are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $(84,042).
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign Issuers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2020

Open Forward Foreign Currency Exchange Contracts at March 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Australian dollar	Buy	State Street Bank and Trust	4/30/2020	151,000	$91,705	$92,895	$1,190
British pound	Buy	Morgan Stanley	6/5/2020	26,000	30,727	32,333	1,606
Canadian dollar	Buy	Morgan Stanley	6/15/2020	95,000	65,627	67,553	1,926
Euro	Buy	Morgan Stanley	6/9/2020	39,000	42,553	43,125	572
Euro	Buy	Morgan Stanley	6/9/2020	7,000	7,718	7,741	23
Japanese yen	Buy	J.P. Morgan	4/30/2020	140,000,000	1,288,640	1,303,677	15,037
Peruvian Nuevo sol	Buy	J.P. Morgan	4/24/2020	34,000	9,558	9,898	340
Swiss franc	Buy	Morgan Stanley	4/30/2020	55,000	56,787	57,224	437
Australian dollar	Sell	Citibank	4/30/2020	137,000	92,577	84,282	8,295
Brazilian real	Sell	Bank of America	6/4/2020	180,000	39,968	34,496	5,472
British pound	Sell	Bank of America	6/5/2020	441,000	565,313	548,417	16,896
Chinese yuan renminbi	Sell	Barclays Bank plc	5/6/2020	500,000	71,539	70,542	997
Colombian peso	Sell	Citibank	4/24/2020	187,000,000	52,529	45,973	6,556
Euro	Sell	J.P. Morgan	6/9/2020	25,000	27,785	27,645	140
Hungarian forint	Sell	Toronto Dominion Bank	4/27/2020	7,835,000	25,782	23,968	1,814
Indonesian rupiah	Sell	Bank of America	6/11/2020	667,110,000	44,656	40,448	4,208
Japanese yen	Sell	Morgan Stanley	4/30/2020	6,525,000	62,031	60,761	1,270
Japanese yen	Sell	Morgan Stanley	4/30/2020	8,537,000	81,572	79,496	2,076
New Zealand dollar	Sell	Morgan Stanley	4/28/2020	67,000	43,439	39,970	3,469
Peruvian Nuevo sol	Sell	Citibank	4/24/2020	189,000	56,859	55,020	1,839
South African rand	Sell	Morgan Stanley	6/11/2020	423,000	26,146	23,430	2,716
Taiwan dollar	Sell	Bank of America	4/21/2020	1,618,000	54,557	53,644	913
Thai baht	Sell	Bank of America	4/9/2020	690,000	22,733	21,024	1,709
Thai baht	Sell	Barclays Bank plc	4/27/2020	1,662,000	54,414	50,647	3,767
Turkish lira	Sell	J.P. Morgan	4/24/2020	330,000	52,168	49,553	2,615
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$85,883

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Bank of America	4/30/2020	104,000	$68,815	$63,980	$(4,835)
Canadian dollar	Buy	Bank of America	6/15/2020	61,000	44,034	43,376	(658)
Chinese yuan renminbi	Buy	Bank of America	5/6/2020	500,000	71,246	70,542	(704)
Colombian peso	Buy	Barclays Bank plc	4/24/2020	187,000,000	55,825	45,973	(9,852)
Euro	Buy	Morgan Stanley	6/9/2020	64,000	72,566	70,770	(1,796)
Euro	Buy	Morgan Stanley	6/9/2020	24,000	27,048	26,539	(509)
Euro	Buy	State Street Bank and Trust	6/9/2020	105,000	118,898	116,107	(2,791)
Euro	Buy	State Street Bank and Trust	6/9/2020	8,000	9,191	8,846	(345)
Indian rupee	Buy	J.P. Morgan	4/13/2020	3,906,000	54,351	51,314	(3,037)
Indonesian rupiah	Buy	State Street Bank and Trust	6/11/2020	313,110,000	21,071	18,985	(2,086)
Indonesian rupiah	Buy	State Street Bank and Trust	6/11/2020	354,000,000	23,113	21,464	(1,649)
Mexican peso	Buy	Barclays Bank plc	6/18/2020	1,715,000	77,818	71,476	(6,342)
New Zealand dollar	Buy	Morgan Stanley	4/28/2020	83,000	54,948	49,516	(5,432)
Norwegian krone	Buy	J.P. Morgan	6/11/2020	520,000	54,840	50,031	(4,809)
Russian ruble	Buy	Barclays Bank plc	6/11/2020	1,115,000	15,359	14,125	(1,234)
South Korean won	Buy	Citibank	5/26/2020	144,000,000	119,379	118,321	(1,058)
Swedish krona	Buy	Toronto Dominion Bank	4/27/2020	186,000	19,565	18,813	(752)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2020

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Thai baht	Buy	Bank of America	4/9/2020	690,000	$22,152	$21,024	$(1,128)
Turkish lira	Buy	Citibank	4/24/2020	330,000	54,563	49,553	(5,010)
Australian dollar	Sell	State Street Bank and Trust	4/30/2020	70,000	40,795	43,064	(2,269)
Canadian dollar	Sell	Morgan Stanley	6/15/2020	15,000	10,453	10,666	(213)
Japanese yen	Sell	Citibank	4/30/2020	9,000,000	82,074	83,808	(1,734)
Japanese yen	Sell	J.P. Morgan	4/30/2020	2,541,000	22,913	23,661	(748)
Japanese yen	Sell	Toronto Dominion Bank	4/30/2020	12,100,000	112,374	112,675	(301)
South Korean won	Sell	J.P. Morgan	5/26/2020	60,000,000	48,117	49,301	(1,184)
Swedish krona	Sell	Barclays Bank plc	4/27/2020	186,000	18,095	18,813	(718)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(61,194)

Open Futures Contracts at March 31, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2020	5	Long	$609,099	$626,797	$17,698
U.S. Ultra Treasury Bond	June 2020	1	Long	210,291	221,875	11,584
Total Unrealized Appreciation on Open Futures Contracts						$29,282

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$—	$878,367	$—	$878,367
Corporate Bonds
Electric: Power	—	240,042	14,642	254,684
Remaining Industries	—	4,844,559	—	4,844,559
Floating Rate Loans
Lodging	—	—	9,405	9,405
Remaining Industries	—	71,657	—	71,657
Foreign Government Obligations	—	2,060,237	—	2,060,237
Government Sponsored Enterprises Pass-Throughs	—	732,414	—	732,414
Non-Agency Commercial Mortgage-Backed Securities	—	566,214	—	566,214
U.S. Treasury Obligations	—	637,297	—	637,297
Short-Term Investments
Commercial Paper	—	247,483	—	247,483
Total	$—	$10,278,270	$24,047	$10,302,317
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$—	$—	$—
Liabilities	—	(85,919)	—	(85,919)
Forward Foreign Currency Exchange Contracts
Assets	—	85,883	—	85,883
Liabilities	—	(61,194)	—	(61,194)
Futures Contracts
Assets	29,282	—	—	29,282
Liabilities	—	—	—	—
Total	$29,282	$(61,230)	$—	$(31,948)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL BOND FUND March 31, 2020

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Corporate Bonds	Floating Rate Loans
Balance as of January 1, 2020	$—	$—
Accrued Discounts (Premiums)	(13)	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	(6,268)	(1,808)
Purchases	—	11,213
Sales	—	—
Transfers into Level 3	20,923	—
Transfers out of Level 3	—	—
Balance as of March 31, 2020	$14,642	$9,405
Change in unrealized appreciation/depreciation for the period ended March 31, 2020, related to Level 3 investments held at March 31, 2020	$(6,268)	$(1,808)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following three funds (each, a “Fund” and collectively, the “Funds”): Lord Abbett Emerging Markets Corporate Debt Fund (“Emerging Markets Corporate Debt Fund”), Lord Abbett Emerging Markets Bond Fund (formerly “Emerging Markets Currency Fund”) and Lord Abbett Global Bond Fund (‘Global Bond Fund”). Emerging Markets Corporate Debt Fund and Global Bond Fund are each diversified as defined in the Act and Emerging Markets Bond Fund is non-diversified as defined in the Act.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Schedule of Investments (unaudited)(concluded)

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2020 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.